Net debt (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Net Debt

		2021 $m	2020 $m
Cash and cash equivalents		1,450	1,675
Loans and other borrowings	– current	(292)	(869)
	– non-current	(2,553)	(2,898)
Lease liabilities	– current	(35)	(34)
	– non-current	(384)	(416)
Derivative financial instruments hedging debt values (note 24)		(67)	13
Net debt		(1,881)	(2,529)

Movement in net debt	2021 $m	2020 $m

Net (decrease)/increase in cash and cash equivalents, net of overdrafts	(236)	1,430

Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments	32	65
Issue of long-term bonds, including effect of currency swaps	–	(1,093)
Repayment/(issue) of commercial paper	828	(738)
Repayment of long-term bonds	–	290
Decrease in other borrowings	–	125
	860	(1,351)
Decrease in net debt arising from cash flows	624	79

Other movements:
Lease liabilities	(7)	144
Increase in accrued interest	(1)	(5)
Disposals	3	19
Exchange and other adjustments	29	(101)
	24	57
Decrease in net debt	648	136
Net debt at beginning of the year	(2,529)	(2,665)
Net debt at end of the year	(1,881)	(2,529)

Summary of Loans and Other Borrowings, Excluding Bank Overdrafts and Currency Swaps
Loans and other borrowings (excluding bank overdrafts), lease liabilities and currency swaps comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2021 $m	Financing cash flows $m	Exchange adjustments $m	Disposal $m	Other $m	a	At 31 December 2021 $m
Lease liabilities	450	(32)	(3)	(3)	7		419
£173m 3.875% bonds 2022	235	–	(3)	–	1		233
€ 500m 1.625% bonds 2024	611	–	(48)	–	2		565
£300m 3.75% bonds 2025	413	–	(5)	–	–		408
£350m 2.125% bonds 2026	479	–	(6)	–	–		473
€ 500m 2.125% bonds 2027	618	–	(48)	–	–		570
£400m 3.375% bonds 2028	542	–	(7)	–	2		537
Commercial paper	818	(828)	13	–	(3)		–
	4,166	(860)	(107)	(3)	9		3,205
Currency swaps	17	–	–	–	45		62
	4,183	(860)	(107)	(3)	54		3,267

	At 1 January 2020 $m	Financing cash flows $m	Exchange adjustments $m	Disposal $m	Other $m	a,b	At 31 December 2020 $m
Unsecured bank loans	125	(125)	–	–	–		–
Lease liabilities	680	(65)	(2)	(19)	(144)		450
£173m 3.875% bonds 2022	528	(290)	–	–	(3)		235
€ 500m 1.625% bonds 2024	–	585	26	–	–		611
£300m 3.75% bonds 2025	399	–	13	–	1		413
£350m 2.125% bonds 2026	462	–	16	–	1		479
€ 500m 2.125% bonds 2027	564	–	53	–	1		618
£400m 3.375% bonds 2028	–	511	29	–	2		542
Commercial paper	–	738	78	–	2		818
	2,758	1,354	213	(19)	(140)		4,166
Currency swaps (exchange of principal)	20	(3)	–	–	–		17
Currency swaps (initial fee received)	–	3	–	–	(3)		–
	2,778	1,354	213	(19)	(143)		4,183

a	The change in value of currency swaps represents fair value movements.

b	Included $90m lease termination relating to InterContinental San Juan (see note 6).